Investments in Affiliates (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ 0.0	$ 256.3	$ 256.3	$ 0.0	$ 0.0
Combined Metals of Chicago, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)			40.00%
Delaco Processing, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)			49.00%
Magnetation LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)	49.90%		49.90%
Equity Method Investment, Other than Temporary Impairment		256.3
Rockport Roll Shop LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)			50.00%
Spartan Steel Coating, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)			48.00%
Difference between carrying amount and underlying equity			$ 13.9
Other Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Share of income (loss) from equity method investments		(16.3)
Other Income (Expense) [Member] | Magnetation LLC [Member]
Schedule of Equity Method Investments [Line Items]
Share of income (loss) from equity method investments			(16.3)	(15.2)	(4.9)
Cost of Products Sold [Member]
Schedule of Equity Method Investments [Line Items]
Share of income (loss) from equity method investments	$ 2.9	$ 1.8	$ 6.7	$ 11.7	$ 8.1
Iron Ore [Member]
Schedule of Equity Method Investments [Line Items]
Spot Commodities, Price Increase (Decrease), Percentage		(20.00%)